Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income (loss) as determined in accordance with ASC 740, Income Taxes, are as follows:

	For the Years ended December 31,
	2025	2024	2023
Current	$1,002	$1,245	$1,058
Deferred	-	-	-
Total	$1,002	$1,245	$1,058

Schedule of Reconciliation of the Difference Between the Expected Income Tax Expense or Benefit	The reconciliation of the U.S. federal statutory income tax rate to the 2025 effective income tax rate was as follows:
	For the years ended December 31, 2025
	Amount	%
Hong Kong
Income benefit at applicable statutory rate (1)	$(496,089)	16.5
Non-taxable income or non-deductible expenses	281,932	(9.3)
Utilisation of unrecognised tax losses	214,157	(7.2)
Foreign tax effects:
Singapore
Income tax benefit at applicable statutory rate	(100,438)	16.5
Statutory income tax rate differential	(3,458)	0.5
Non-taxable income or non-deductible expenses	103,896	(17.0)
Cayman Islands
Income tax benefit at applicable statutory rate	(227,159)	16.5
Statutory income tax rate differential	227,159	(16.5)
Other foreign jurisdictions	1,002	13.4
Income tax provision	$1,002	0.0

Reconciliation of income tax expense for the years ended December 31, 2024 and 2023 was as followings:

	For the Years Ended December 31,
	2024	2023

Income tax (benefit) expense at applicable statutory rate (1)	$(4,490,854)	$(792,883)
Nondeductible expenses	1,612	939,078
Impact of foreign tax rate differential (2)	3,593,100	(1,047,950)
Current year change in valuation allowance	1,033,191	(45,629)
Other	(4,829)	(4,304)
Prior year examination adjustment	(130,975)	952,746
Reported income taxes	$1,245	$1,058

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Schedule of Deferred Tax Assets

Significant components of the Group’s deferred tax assets are presented below:

	As of December 31,
	2025	2024
Deferred tax asset
Net operating loss carryforwards	$5,306,733	$5,007,686

Lease liability	18,361	-
Deferred tax assets, gross	5,325,094	5,007,686
Deferred tax liability
Operating lease right-of-use assets	(17,577)	-
Deferred tax assets net off against deferred tax liability	5,307,517	5,007,686
Less: Valuation allowance	(5,307,517)	(5,007,686)
Net deferred tax asset	$-	$-